GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
GOODWILL AND OTHER INTANGIBLE ASSETS
Amortization expense of intangible assets	$ 569,932	$ 703,118	$ 1,269,564	$ 1,287,853